SEGMENT INFORMATION Schedule of Revenue by Major Customers (Details) - segment	3 Months Ended		12 Months Ended
	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenue | Customer Concentration Risk
Revenue, Major Customer [Line Items]
Concentration risk (percent)			94.00%	91.00%	93.00%
Revenue | Customer Concentration Risk | Department of Defense
Revenue, Major Customer [Line Items]
Concentration risk (percent)			87.00%	70.00%	73.00%
Revenue | Customer Concentration Risk | Other intelligence agencies and law enforcement
Revenue, Major Customer [Line Items]
Concentration risk (percent)			6.00%	21.00%	20.00%
Revenue | Customer Concentration Risk | Commercial and other
Revenue, Major Customer [Line Items]
Concentration risk (percent)			7.00%	9.00%	7.00%
Subsequent Event
Revenue, Major Customer [Line Items]
Number of operating segments	1	2